RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Notes to Financial Statements [Abstract]
RELATED PARTY TRANSACTIONS

4. RELATED PARTY TRANSACTIONS

One of the Company’s customers, MarkeTouch Media, Inc. (“MarkeTouch”), held a 7.5% interest in our common stock during 2013. Pursuant to an agreement between the Company and MarkeTouch, the Company is repurchasing the shares held by MarkeTouch. As of November 30, 2014 and 2013, the Company owed $0 and $27,333, respectively, relating to this share repurchase obligation, which is recorded in accrued expenses.

4.	Related Party Transactions

One of the Company’s customers, MarkeTouch Media, Inc. (“MarkeTouch”), held a 7.5% interest in our common stock during 2013 and 2012. Sales to MarkeTouch amounted to $124,328 and $137,924 during the years ended December 31, 2013 and 2012, respectively.

Pursuant to an agreement between the Company and MarkeTouch, the Company is repurchasing the shares held by MarkeTouch for $200,000. As of December 31, 2013, the Company owed $23,000 relating to this share repurchase obligation, which is recorded in accrued expenses. The shares of MarkeTouch were considered issued and outstanding as of December 31, 2013 and 2012 and were cancelled in 2014 upon payment in full of the share repurchase obligation.